Segment Information (Tables)	6 Months Ended
Jul. 31, 2025
Segment Reporting [Abstract]
Schedule of segment information

	For the Three Months Ended July 31, 2025	For the Six Months Ended July 31, 2025
General and administrative expenses	$331,247	$351,184
Interest earned on investments held in Trust Account	$635,672	$635,672